First Trust Multi-Strategy Alternative ETF Expense Example, No Redemption - First Trust Multi-Strategy Alternative ETF - First Trust Multi-Strategy Alternative ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	$ 1,432